Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net loss	$ (62,963,213)	$ (56,695,823)	$ (20,267,365)
Other comprehensive (loss) - net of income taxes Items that may in the future be reclassified to profit (loss):
Exchange differences on translating foreign operations	(172,795)	651,970	59,223
Comprehensive loss	$ (63,136,008)	$ (56,043,853)	$ (20,208,142)